7. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of warrants (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of weighted average assumptions used to estimate the fair value of warrants

The weighted average assumptions used to estimate the fair value of warrants for the years ended December 31, 2021, 2020 and 2019 were:

	2021	2020	2019
Risk-free interest rate	n/a	1.46%	1.55%
Expected life	n/a	3 years	2.52 years
Expected volatility	n/a	149.71%	118.63%
Expected dividend yield	n/a	Nil	Nil